Supplement dated October 22, 2015
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Active Portfolios Multi-Manager Small Cap Equity Fund (the Fund)	1/1/2015
On October 20, 2015, the Fund's Board of Trustees approved the addition of BMO Asset Management Corp. (BMO) to manage a portion of the Fund's assets, effective on or about October 26, 2015 (the Effective Date). Accordingly, the following changes are hereby made to the Fund's prospectus and summary prospectus.
On the Effective Date, the fourth paragraph under the caption “Principal Investment Strategies” in the “Summary of the Fund” section of the prospectus and summary prospectus is hereby superseded and replaced with the following:
The Fund’s Subadvisers are BMO Asset Management Corp. (BMO), Conestoga Capital Advisors, LLC (Conestoga), Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM) and EAM Investors, LLC (EAM). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. In addition, Real Estate Management Services Group, LLC (REMS) provides advisory services with respect to REITs in DGHM’s sleeve. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve (except for REMS, for which DGHM determines the proportion of its sleeve assets to be managed by REMS), and may change these allocations at any time.
The rest of the section remains the same.
On the Effective Date, the information under the caption “Principal Risks” in the “Summary of the Fund” section of the prospectus and summary prospectus is hereby modified by adding the following:
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
The rest of the section remains the same.
On the Effective Date, the following information is added under the caption “Fund Management” in the “Summary of the Fund” section of the prospectus and summary prospectus for the Fund:
Subadviser: BMO Asset Management Corp.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David Corris, CFA	Portfolio Manager	Co-manager	October 2015
Thomas Lettenberger, CFA	Portfolio Manager	Co-manager	October 2015
The rest of the section remains the same.
On the Effective Date, the fifth paragraph under the caption “Principal Investment Strategies” in the “More Information About the Fund” section of the prospectus is hereby superseded and replaced with the following:
The Fund’s Subadvisers are BMO Asset Management Corp. (BMO), Conestoga Capital Advisors, LLC (Conestoga), Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM) and EAM Investors, LLC (EAM). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. In addition, Real Estate Management Services Group, LLC (REMS) provides advisory services with respect to REITs in DGHM’s sleeve. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve (except for REMS, for which DGHM determines the proportion of its sleeve assets to be managed by REMS), and may change these allocations at any time.
On the Effective Date, the following information is added as the seventh paragraph under the caption “Principal Investment Strategies” in the “More Information About the Fund” section of the prospectus:
BMO – Disciplined Small Cap Value Strategy Sleeve
BMO seeks to integrate fundamental and quantitative investing. BMO focuses on company fundamentals by using a quantitative process to identify companies that, in BMO’s opinion, exhibit good value based on a comparison of price to a fundamentals-based intrinsic value, the quality and sustainability of a company’s underlying fundamentals such as growth, profitability, earnings quality, capital usage efficiency and operating trends, and improving investor interest. BMO’s quantitative process uses a multi-factor risk/return investment model based on internal research and academic studies to select investments for its sleeve. The model ranks each stock in order of attractiveness. BMO periodically modifies the investment model based upon its fundamental analysis of the output of the model and the designated risk parameters. BMO selects securities generated by the model based on a goal of optimizing its portfolio by constructing a well-diversified portfolio intended to maximize expected risk-adjusted returns.
SUP102_08_001_(10/15)

BMO’s integrated process is grounded in two core beliefs:
■	Companies that are undervalued relative to their fundamentals and exhibit improving investor interest outperform the market over the long run
■	A systematic approach to stock evaluation and portfolio construction maximizes risk-adjusted returns over full market cycles
BMO may sell a security when its expected return deteriorates; when its exclusion improves the overall risk/return profile of the portfolio; or for other reasons.
On the Effective Date, the information under the caption “Principal Risks” in the “More Information About the Fund” section of the prospectus is hereby modified by adding the following:
Quantitative Model Risk. The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Fund portfolio manager’s quantitative analyses or models, or in the data on which they are based, could adversely affect the portfolio manager’s effective use of such analyses or models, which in turn could adversely affect the Fund’s performance. It is not possible or practicable for a manager to factor all relevant, available data into quantitative model forecasts and/or trading decisions. Quantitative managers will use their discretion to determine what data to gather with respect to an investment strategy and what data the models will take into account to produce forecasts that may have an impact on ultimate trading decisions. Shareholders should be aware that there is no guarantee that a quantitative manager will use any specific data or type of data in making trading decisions on behalf of the Fund, nor is there any guarantee that the data actually utilized in generating forecasts or making trading decisions on behalf of the Fund will be the most accurate data available or free from errors. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
On the Effective Date, the following information is added under the caption “Subadvisers” in the “More Information About the Fund - Primary Service Providers” section of the prospectus:
BMO, which has served as Subadviser to the Fund since October 2015, is located at 115 South LaSalle Street, 11th Floor, Chicago, Illinois 60603. BMO, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information under a Subadvisory Agreement with Columbia Management. BMO is a registered investment adviser and was established in 1989, with headquarters in Chicago, Illinois. BMO is a wholly-owned subsidiary of BMO Financial Corp., which is in turn a wholly-owned subsidiary of Bank of Montreal, a publicly-held Canadian diversified financial services company.
The rest of the section remains the same.
On the Effective Date, the following information is added under the caption “Portfolio Managers” in the “More Information About the Fund - Primary Service Providers” section of the prospectus:
Subadviser: BMO Asset Management Corp.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David Corris, CFA	Portfolio Manager	Co-manager	October 2015
Thomas Lettenberger, CFA	Portfolio Manager	Co-manager	October 2015
Mr. Corris joined BMO in 2008. Mr. Corris began his investment career in 1999 and earned a B.S. from the University of Wisconsin and an M.B.A. from Harvard University.
Mr. Lettenberger joined BMO in 2005. Mr. Lettenberger began his investment career in 1994 and earned a B.B.A. and a M.A. from the University of Michigan.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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